Financial assets and liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 826	$ 1,757
Financial liabilities at fair value through profit or loss:
Contingent consideration	17,536	17,199
Warrant liabilities	992	5,426	$ 2,185
Total Financial Liabilities	18,528	22,625
Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Financial liabilities at fair value through profit or loss:
Contingent consideration	0	0
Warrant liabilities	0	0
Total Financial Liabilities	0	0
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	826	1,757
Financial liabilities at fair value through profit or loss:
Contingent consideration	17,536	17,199
Warrant liabilities	992	5,426
Total Financial Liabilities	18,528	22,625
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	826	1,757
Equity Securities | Level 1
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity Securities | Level 2
Financial assets at fair value through other comprehensive income:
Total Financial Assets	0	0
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 826	$ 1,757